SECURTER SYSTEMS INC. (Tables)	6 Months Ended
Jun. 30, 2020
Notes to Financial Statements
Summarized financial statements of Securter Systems Inc.

The following is the summarized statement of financial position of Securter Systems Inc. as at June 30, 2020 and December 31, 2019:

	June 30, 2020	December 31, 2019
	$	$
Current
Assets	33,378	79
Liabilities	(51,653)	—
Total Current Net Assets	(18,275)	79

Non-Current
Assets	29,840	26,761
Liabilities	(26,600)	(26,565)
Total Non-Current Net Assets	3,240	196

Total Net Equity by Shareholders	(15,035)	275

The following is the summarized comprehensive loss of Securter Systems Inc. for the period from inception to the year ended December 31, 2019 and for the six months ended June 30, 2020.

$
Net Loss for the period from inception to the year ended December 31, 2019	158,844
Net Loss for the six months ended June 30, 2020	47,386
206,230